SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of Issued and paid-in share capital
	Ordinary Shares
	2021	2020
	Number of shares

Balance as of January 1	133,916,229	124,223,182
Own shares held by the Group	(917,998)	(5,277,220)
Share based compensation	5,564,808	6,444,944
Issuance of shares in IPO *	15,568,590	-
Issuance of Restricted shares **	370,000	-
Shares issued in business combination ***	-	8,525,323

Issued and paid-in share capital as of December 31	154,501,629	133,916,229

Authorized share capital	500,000,000	300,000,000